As filed with the Securities and Exchange Commission on October 10, 2001.
                                                     1933 Act File No: 333-41153
                                                     1940 Act File No: 811-08521

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.         6                 [X]
                                            ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        7                 [X]
                                            ----

                      Jackson National Separate Account III
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
              Insurance Company             1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on October 29, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT III
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------

Part A.  Information Required in a Prospectus        Prospectus

1.    Cover Page                                     Cover Page

2.    Definitions                                    Not Applicable

3.    Synopsis                                       Key Facts; Fee Tables

4.    Condensed Financial Information                Appendix A

5.    General Description of Registrant,             The Company; The
      Depositor and Portfolio Companies              Separate Account;
                                                     Investment Portfolios

6.    Deductions                                     Contract Charges

7.    General Description of Variable                The Annuity Contract;
      Annuity Contracts                              Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.    Annuity Period                                 Income Payments (The
                                                     Income Phase)

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Value                   Contract Charges; Purchases

11.   Redemptions                                    Key Facts; Access To Your
                                                     Money

12.   Taxes                                          Taxes

13.   Legal Proceedings                              Other Information

14.   Table of Contents of the Statement of          Table of Contents of the
      Additional Information                         Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information
                                                     and History

18.   Services                                       Services

19.   Purchase of Securities Being Offered           Purchase of Securities
                                                     Being Offered

20.   Underwriters                                   Underwriters

21.   Calculation of Performance Data                Calculation of
                                                     Performance

22.   Annuity Payments                               Income Payments; Net
                                                     Investment Factor

23.   Financial Statements                           Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 25 Series of the JNL Series Trust and 1 Series of the JNL Variable Fund III LLC. One version of the Prospectus will be created from this Registration Statement. The Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement")is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2001 for the Perspective Advisors Fixed and Variable Annuity the availability of three additional sub-accounts of the Registrant and the corresponding underlying mutual funds. The Supplement also includes certain other changes made to the Prospectus since May 1, 2001. Accordingly, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2001
                                       FOR
               PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R)
                      JACKSON NATIONAL SEPARATE ACCOUNT III

The following changes apply to the prospectus listed above

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the "Series Annual Expenses" table located on page 3:

AIM/JNL Large Cap Growth Series     1.10%     .01%      0%      1.11%
AIM/JNL Small Cap Growth Series     1.15%     .01%      0%      1.16%
AIM/JNL Value II Series             1.05%     .01%      0%      1.06%

On page 3 the following should be added to the section entitled "Fee Table:"

Commutation Fee1: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


The following should be added to the "Examples" located on page 5:


                                                  Time Periods
                                             1        3         5        10
                                            year    years     years     years
AIM/JNL Large Cap Growth Series             $27     $ 82     $ 140      $ 296
AIM/JNL Small Cap Growth Series              27       83       142        301
AIM/JNL Value II Series                      26       80       137        291


The following should be added to the list of mutual fund series under "Investment Division" on page 8:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series

The following should be added to the table of sub-advisers on page 9:

-------------------------------- -----------------------------------------------
Sub-Adviser                      Series
-------------------------------- -----------------------------------------------
AIM Capital Management, Inc.     AIM/JNL Large Cap Growth Series
                                 AIM/JNL Small Cap Growth Series
                                 AIM/JNL Value II Series
-------------------------------- -----------------------------------------------

On page 9 the first paragraph following the "Sub-Adviser/Series" chart should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.



On page 10 the following paragraph should be added to the section entitled "Contract Charges":

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

        o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
        o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

On page 11 the section entitled "Capital Protection Program" should be deleted and replaced in its entirety with the following paragraph:

Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

On page 12 the section entitled "Telephone Transactions," should be deleted and replaced in its entirety with the following paragraphs:

                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

What You Can Do and How
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL(R) Website, or through other means to JNL shall be deemed authorization by You for JNL to accept transaction instructions, including fund transfers/allocations, by You and Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

What You Can Do and When
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.


Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

How to Cancel a Transaction
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege at any time.




On page 14, in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

         Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


On page 14 under the section entitled "Death Benefit," the following paragraphs should be added:

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

On page 15 the paragraph before the section entitled "Death of Owner On or After the Income Date" should be deleted and replaced in its entirety with the following paragraph:

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an investment division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

       o single lump sum payment; or

       o payment of entire death benefit within 5 years of the date of death; or

       o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

On page 17 the following paragraphs should be added under the Section entitled "Other Information":

Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Earnings Sweep. You can choose to move from the source accounts either a dollar amount, percentage or the earnings (only applicable from the 1-year Guaranteed Fixed Account Option and the Money Market sub-account).


 (To be used with VC3657 05/01.)



--------
1 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           (1) Financial statements and schedules included in Part A:

                           Condensed Financial Information

                           (2) Financial statements and schedules included in Part B:

                           Jackson National Separate Account III
                           Report of Independent Accountants
                           Statement of Assets and Liabilities as of
                                December 31, 2000
                           Statement of Operations for the Year Ended
                                December 31, 2000
                           Statement of  Changes  in Net Assets for the
                                Years  Ended  December  31, 2000 and
                                December 31, 1999
                           Schedule of Investments at December 31, 2000
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:
                           Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                  2000 and 1999
                           Consolidated Income Statement for the
                                  years ended December 31, 2000, 1999 and
                                  1998
                           Consolidated Statement of Stockholder's
                                  Equity and Comprehensive Income for the years ended December 31, 2000, 1999 and 1998
                           Consolidated Statement of Cash flows for the
                                  years ended December 31, 2000, 1999 and
                                  1998
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.      Description

         1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         2.       Not Applicable

         3.       General   Distributor   Agreement   dated   March  16,   1998,
                  incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         4.       Form  of  Perspective  Advisors  Fixed  and  Variable  Annuity
                  Contract, incorporated   by   reference   to   Registrant's
                  Registration Statement filed via EDGAR on November 26, 1997.

         4.a. Form of Perspective Advisors Fixed and Variable Annuity Contract, attached hereto.

         4.b.     Specimen of Spousal Continuation Endorsement, attached hereto.

         5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         5.a. Specimen of Perspective Advisors Fixed and Variable Annuity Application attached hereto.

         6.a.     Articles  of  Incorporation  of  Depositor,   incorporated  by
                  reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         6.b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         7.       Not Applicable

         8.       Not Applicable

         9.       Opinion and Consent of Counsel, attached hereto.

         10.a. Consent of Independent Accountants (KPMG), incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed via EDGAR on April 16, 2001.

         10.b. Consent of Independent Accountants(PricewaterhouseCoopersLLP), incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed via EDGAR on April 16, 2001.

         11.      Not Applicable

         12.      Not Applicable

         13.      Schedule  of  Computation  of  Performance,   incorporated  by
                  reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed via EDGAR on November 5, 1998.

         13a.     Schedule  of  Computation  of  Performance, attached hereto.

         14.      Not Applicable

Item 25.  Directors and Officers of the Depositor

Richard D. Ash                     Vice President -
1 Corporate Way                    Actuary & Appointed Actuary
Lansing, Michigan  48951

John B. Banez                      Vice President -
1 Corporate Way                    Systems and Programming
Lansing, Michigan  48951

James P. Binder                    Assistant Vice President -
1 Corporate Way                    Finance and Corporate Strategy
Lansing, Michigan 48951

Joseph Mark Clark                  Assistant Vice President -
1 Corporate Way                    Policy Administration
Lansing, Michigan 48951

Marianne Clone                     Vice President - Administration
1 Corporate Way
Lansing, Michigan 48951

Scott Coomes                       Assistant Vice President - JNLD
401 Wilshire Boulevard
Suite 1200
Santa Monica, California 90401

Gerald W. Decius                   Vice President -
1 Corporate Way                    Systems Model Office
Lansing, Michigan 48951

Lisa C. Drake                      Vice President & Actuary
1 Corporate Way
Lansing, Michigan 48951

Joseph D. Emanuel                  Vice President & Associate
1 Corporate Way                    General Counsel
Lansing, Michigan 48951

Terence M. Finan                   Assistant Vice President - GIC
1 Corporate Way
Lansing, Michigan 48951

Robert A. Fritts                   Vice President &
1 Corporate Way                    Controller - Financial
Lansing, Michigan 48951            Operations

Victor Gallo                       Senior Vice President -
1 Corporate Way                    Group Pension
Lansing, Michigan 48951

Patrick W. Garcy                   Assistant Vice President
1 Corporate Way                    and Associate General Counsel
Lansing, Michigan 48951

Larry D. Gardner                   Assistant Vice President -
1 Corporate Way                    Actuarial
Lansing, Michigan 48951

James D. Garrison                  Vice President - Tax
1 Corporate Way
Lansing, MI  48951

James G. Golembiewski              Assistant Vice President -
1 Corporate Way                    Associate General Counsel
Lansing, Michigan 48951

John A. Gorgenson                  Assistant Vice President -
1 Corporate Way                    Compensation and Benefits
Lansing, Michigan 48951

Rhonda K. Grant                    Vice President - Government
1 Corporate Way                    Relations
Lansing, Michigan 48951

Andrew B. Hopping                  Executive Vice President,
1 Corporate Way                    Chief Financial Officer and
Lansing, Michigan 48951            Director

Stephen A. Hrapkiewicz             Vice President - Human
1 Corporate Way                    Resources
Lansing, Michigan 48951

Thomas J. Hruska, FSA, MAAA        Assistant Vice President and Deputy Actuary
1 Corporate Way
Lansing, Michigan 48951

Roger G. Hutchison                 Assistant Vice President -
1 Corporate Way                    Investment Accounting
Lansing, Michigan 48951


Cheryl Johns                       Vice President - Life Division
1 Corporate Way
Lansing, Michigan  48951

Mary K. Kator                      Assistant Vice President
1 Corporate Way                    and Senior Associate General
Lansing, Michigan 48951            Counsel

Timo P. Kokko                      Vice President - Support
1 Corporate Way                    Services
Lansing, Michigan 48951

Everett W. Kunzelman               Vice President - Underwriting
1 Corporate Way
Lansing, Michigan 48951

Lynn W. Lopes                      Vice President - Group
1 Corporate Way                    Pension
Lansing, Michigan 48951

Clark P. Manning                   President & Chief Executive Officer
1 Corporate Way                    and Director
Lansing, Michigan 48951

Maureen McFadden                   Assistant Vice President -
1 Corporate Way                    Client Services
Lansing, Michigan 48951

Thomas J. Meyer                    Senior Vice President,
1 Corporate Way                    General Counsel and
Lansing, Michigan 48951            Secretary

Dr. Andre Michaud                  Assistant Vice President -
1 Corporate Way                    and Medical Director
Lansing, Michigan 48951

Keith R. Moore                     Vice President - Technology
1 Corporate Way
Lansing, Michigan 48951

Jacky Morin                        Vice President -
1 Corporate Way                    Group Pension
Lansing, Michigan 48951

P. Chad Myers                      Vice President - Asset
1 Corporate Way                    Liability Management
Lansing, Michigan 48951

J. George Napoles                  Senior Vice President and
1 Corporate Way                    Chief Information Officer
Lansing, Michigan 48951

Mark D. Nerud                      Vice President - Fund
1 Corporate Way                    Accounting and Administration
Lansing, Michigan 48951


Russell E. Peck                    Assistant Vice President -
1 Corporate Way                    Financial Operations
Lansing, Michigan 48951

Bradley J. Powell                  Vice President - Institutional
1 Corporate Way                    Marketing Group
Lansing, Michigan 48951

James B. Quinn                     Vice President - Broker
1 Corporate Way                    Management
Lansing, Michigan 48951

Michael S. Rodocker                Assistant Vice President -
1 Corporate Way                    Corporate Finance
Lansing, Michigan 48951

Christian J. Shiemke               Assistant Vice President -
1 Corporate Way                    Asset/Liability
Lansing, Michigan 48951

David I. Slater                    Assistant Vice President
1 Corporate Way                    and Deputy Actuary
Lansing, Michigan 48951

Scott L. Stolz                     Senior Vice President -
1 Corporate Way                    Administration
Lansing, Michigan 48951

Gary L. Stone                      Assistant Vice President -
1 Corporate Way                    Human Resources
Lansing, Michigan 48951

Robert M. Tucker                   Vice President - Technical
1 Corporate Way                    Support
Lansing, Michigan 48951

Connie J. Van Doorn                Vice President -
1 Corporate Way                    Variable Annuity
Lansing, Michigan 48951            Administration

Michael A. Wells                   Executive Vice President
1 Corporate Way                    and Director
Lansing, Michigan 48951


Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.


                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management LLC                      National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Number of Contract Owners as of July 30, 2001.

                  Non-Qualified - 1846
                  Qualified - 978

Item 28. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I the Jackson National Separate Account V, the Jackson National
                  Separate Account VI. the JNLNY Separate Account I and the JNLNY Separate Account II.

         (b)      Directors and Officers of Jackson National Life  Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Clark Manning                      Director
1 Corporate Way
Lansing, Michigan 48951

Andrew B. Hopping                  Director, Vice President,  Treasurer
1 Corporate Way                    and Chief Financial Officer
Lansing, MI  48951

Clifford J. Jack                   President and Chief
401 Wilshire Blvd.                 Executive Officer
Suite 1200
Santa Monica, California 90401

Mark D. Nerud                      Chief Operating Officer,
225 West Wacker Drive              Vice President and Assistant
Suite 1200                         Treasurer
Chicago, IL 60606

Pam Aurbach                        Vice President - Index Products
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Willard Barrett                    Senior Vice President -
3500 S. Blvd., Ste. 18B            Divisional Director West
Edmond, OK 73013

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Sean P. Blowers                    Vice President - Thrift
401 Wilshire Boulevard             Products and Fixed Products
Suite 1200
Santa Monica, CA 90401

Barry L. Bulakites                 Senior Vice President -
401 Wilshire Blvd.                 Divisional Director
Suite 1200
Santa Monica, CA 90401

Tori Bullen                        Vice President - Institutional
401 Wilshire Boulevard             Marketing Group
Suite 1200
Santa Monica, CA 90401

Scott Coomes                       Vice President - Life Products
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Jay A. Elliott                     Senior Vice President -
10710 Midlothian Turnpike          Division Director Northeast
Suite 301
Richmond, VA 23235

Steve Goldberg                     Assistant Vice President - Annuity
401 Wilshire Boulevard             Support Unit
Suite 1200
Santa Monica, CA 90401

Marlon G. Ignacio                  Assistant Vice President -
401 Wilshire Boulevard             Technology Solutions
Suite 1200
Santa Monica, CA 90401

Douglas K. Kinder                  Senior Vice President -
1018 W. St. Maartens Dr.           Divisional Director Midwest
St. Joseph, MO 64506

Kurt Lemke                         Assistant Vice President - Sales
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephanee Maxwell                  Vice President - Marketing
401 Wilshire Boulevard             Communications (Registered Products)
Suite 1200
Santa Monica, CA 90401

Michael McGlothlin                 Vice President
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Cheryl Munn                        Assistant Vice President -
401 Wilshire Boulevard             Marketing - IMG Products
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President -
401 Wilshire Boulevard             Variable Products
Suite 1200
Santa Monica, CA 90401

Stephen J. Pilger                  Vice President - Key Accounts
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Bradley J. Powell                  Vice President - Institutional
1 Corporate Way                    Marketing Group
Lansing, Michigan 48951

Scott Robinson                     Vice President - Resource
401 Wilshire Boulevard             Development West
Suite 1200
Santa Monica, CA 90401

Gregory B. Salsbury                Executive Vice President -
401 Wilshire Blvd.                 Resource Development
Suite 1200
Santa Monica, CA 90401

James L. Simon                     Director of Compliance
1 Corporate Way                    and Secretary
Lansing, Michigan 48951

Greg Smith                         Assistant Vice President -
401 Wilshire Boulevard             Information Technology
Suite 1200
Santa Monica, CA 90401

Chad Taylor                        Assistant Vice President - Sales
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Phil Wright                        Vice President - Marketing
401 Wilshire Boulevard             Communications (Guaranteed Products)
Suite 1200
Santa Monica, CA 90401

Scott Yessner                      Vice President - Business Solutions
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Kristina M. Zimmerman              Assistant Vice President -
401 Wilshire Boulevard             Advanced Markets
Suite 1200
Santa Monica, CA 90401


   (c)


                  Net Underwriting  Compensation on
                      Discounts       Redemption
Name of Principal     and                 or          Brokerage
Underwriter           Commissions    Annuitization    Commissions   Compensation
-----------           -----------    -------------    -----------   ------------

Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  (e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 10th day of October, 2001.

                      Jackson National Separate Account III
                      ----------------------------------------
                      (Registrant)

                   By: Jackson National Life Insurance Company
                      ----------------------------------------

                   By:  /s/  Andrew B. Hopping
                             By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

                      Jackson National Life Insurance Company
                      ----------------------------------------
                                    (Depositor)

                   By:  /s/  Andrew B. Hopping
                        By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning by Thomas J. Meyer*                 October 10, 2001
--------------------------------------------             ---------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells by Thomas J. Meyer*                 October 10, 2001
--------------------------------------------             ---------------
Michael A. Wells, Director

/s/ Andrew B. Hopping by Thomas J. Meyer*                October 10, 2001
--------------------------------------------             ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Robert A. Fritts by Thomas J. Meyer*                 October 10, 2001
--------------------------------------------             ---------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of September 2001.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST


Exhibit
Number        Description
------        -----------

4.a. Form of Perspective Advisors Fixed and Variable Annuity Contract, attached hereto as EX-99.4a.

4.b.          Specimen of Spousal Continuation Endorsement, attached hereto as
              EX-99.4b.

5.a. Speciment of Perspective Advisors Fixed and Variable Annuity Application, attached hereto as EX-99.5a.

9.            Opinion and Consent of Counsel, attached hereto as EX-99.9.

13.a. Schedule of Computation of Performance, attached hereto as EX-99.13a.